Accounts Receivable	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable

B.7. ACCOUNTS RECEIVABLE
Accounts receivable break down as follows:

(€ million)	June 30, 2021	December 31, 2020
Gross value	6,932	7,633
Allowances	(130)	(142)
Carrying amount	6,802	7,491
The impact of allowances against accounts receivable in the first half of 2021 was a net expense of €2 million (versus a net expense of €40 million for the first half of 2020).
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2021	427	78	105	96	33	115
December 31, 2020	549	271	97	52	34	95
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.6. to the consolidated financial statements for the year ended December 31, 2020 and hence were derecognized was €522 million as of June 30, 2021 (versus €18 million as of December 31, 2020). The residual guarantees relating to those transfers were immaterial as of June 30, 2021.